AQR Multi-Asset Fund Expense Example - AQR Multi-Asset Fund	Dec. 31, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,143